Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
8/31/05 (Unaudited)
KEY TO ABBREVIATIONS

AMBAC	AMBAC Indemnity Corporation
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FHA Insd.	Federal Housing Administration Insured
FHLMC Coll.	Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll.	Federal National Mortgage Association Collateralized
FSA	Financial Security Assurance
GNMA Coll. Government National Mortgage Association Collateralized
G.O. Bonds	General Obligation Bonds
MBIA	MBIA Insurance Company
U.S. Govt. Coll. U.S. Government Collateralized
VRDN	Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (94.5%)(a)
		Rating (RAT)	Principal amount	Value

Arizona (88.8%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. A,
5.85s, 3/1/28		Ba1	$750,000	$751,830
AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds (Salt River), Ser. B, 5s, 1/1/22		Aa2	1,500,000	1,614,000
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network), 7s, 12/1/25		BBB	1,000,000	1,124,730
AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation), Ser. A, 6.4s, 8/15/27		BB-/P	400,000	402,880
5 1/4s, 7/1/20		Aaa	1,000,000	1,114,930
5 1/4s, 7/1/14		Aaa	1,050,000	1,170,677
AZ State U. COP
(AZ State U. Project-2002), MBIA, 5.1s, 7/1/25		Aaa	1,000,000	1,066,260
(Research Infrastructure), AMBAC, 5s, 9/1/30		Aaa	1,000,000	1,063,210
AZ State U. Rev. Bonds
FGIC, 5 7/8s, 7/1/25		Aaa	500,000	554,420
FSA, 5 1/4s, 7/1/09		AAA	1,260,000	1,356,340
AMBAC, 5s, 7/1/26		Aaa	600,000	645,264
AZ Tourism & Sports Auth. Tax Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, MBIA
5 3/8s, 7/1/19		Aaa	1,000,000	1,112,780
5s, 7/1/25		Aaa	825,000	881,026
AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr. Quality), Ser. A, 5s, 10/1/22		Aaa	1,750,000	1,909,793
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 1/4s,
12/1/19		B-/P	150,000	164,877
Chandler, G.O. Bonds, FGIC, 8s, 7/1/10		Aaa	1,450,000	1,747,671
Chandler, St. & Hwy. User Rev. Bonds, MBIA, 8s, 7/1/11		Aaa	1,100,000	1,362,416
Chandler, Wtr. & Swr. Rev. Bonds, FGIC, 8s, 7/1/14		Aaa	2,150,000	2,823,036
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Cmnty. Hosp.), Ser. C, 8 1/4s, 12/1/14		AAA	450,000	466,218
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21		BB+/P	490,000	523,918
Glendale, Indl. Dev. Auth. Hosp. Rev. Bonds (Midwestern U.), Ser. A, 5 7/8s, 5/15/31		A-	1,500,000	1,639,350
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28		Aaa	1,600,000	1,702,016
Maricopa Cnty., Hosp. Rev. Bonds (Sun Health. Corp.)
6 1/8s, 4/1/18		Baa1	140,000	148,368
6 1/8s, 4/1/18 (Prerefunded)		Baa1	360,000	384,329
Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A,
MBIA, U.S. Govt. Coll., 7s, 12/1/16		Aaa	3,500,000	4,437,405
Maricopa Cnty., Poll. Control Rev. Bonds (Public Service Co. NM), Ser. A, 6.3s, 12/1/26		Baa2	1,000,000	1,056,450
Maricopa Cnty., Pub. Fin. Corp. Rev. Bonds, AMBAC, 5 1/2s, 7/1/14		Aaa	1,000,000	1,109,980
Maricopa Cnty., School Dist. G.O. Bonds
(No. 69 Paradise Valley-Project of 1994), Ser. B, MBIA, 7s, 7/1/12		Aaa	2,000,000	2,436,180
(No. 89 Dysart Unified School Impt. 2002), Ser. B, FSA, 5s, 7/1/23		AAA	1,000,000	1,110,530
(No. 006 WA Elementary 2004 School Impt.), Ser. A, FSA, 5s, 7/1/17		Aaa	320,000	343,856
(No. 006 WA Elementary 2004 School Impt.), Ser. A, FSA, 5s, 7/1/17 (Prerefunded)		Aaa	175,000	192,465
(No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s, 7/1/09		Aaa	665,000	709,907
(No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s, 7/1/09 (Prerefunded)		Aaa	20,000	21,373
Mesa, Indl. Dev. Auth. Rev. Bonds (Discovery Hlth. Syst.), Ser. A, MBIA, 5 3/4s, 1/1/25		Aaa	1,500,000	1,670,025
Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12		Aaa	1,000,000	1,233,200
Mohave Cnty., COP (Mohave Administration Bldg.), AMBAC, 5 1/4s, 7/1/19		Aaa	2,000,000	2,223,400
Northern AZ U. Rev. Bonds, FGIC
6 1/2s, 6/1/09		Aaa	1,725,000	1,929,654
5s, 6/1/34		Aaa	1,000,000	1,046,450
Oro Valley, Muni. Property Corp. Rev. Bonds (Sr. Lien Wtr.), MBIA, 5s, 7/1/23		Aaa	1,195,000	1,276,977
Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds
(Sr. Lien), Ser. B, FGIC, 5 3/4s, 7/1/19		Aaa	1,000,000	1,106,630
Ser. A, FSA, 5 1/4s, 7/1/14		Aaa	1,970,000	2,098,720
Ser. A, FSA, 5 1/4s, 7/1/13		Aaa	1,620,000	1,726,304
Ser. A, FSA, 5 1/4s, 7/1/11		Aaa	2,010,000	2,141,896
Phoenix, Civic Impt. Corp. Excise Tax Rev. Bonds (Muni. Courthouse), Ser. A, 5 1/4s,
7/1/24		AAA	1,000,000	1,073,370
Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds, MBIA, 5s, 7/1/23		Aaa	2,000,000	2,166,060
Phoenix, G.O. Bonds
5 3/8s, 7/1/25		Aa1	1,000,000	1,084,750
5 1/4s, 7/1/22		Aa1	1,000,000	1,079,240
Ser. B, 5s, 7/1/27		Aa1	1,500,000	1,586,835
Phoenix, Hsg. Mtge. Fin. Corp. Mtge. Rev. Bonds (Section 8 Assistances), Ser. A, MBIA,
FHA Insd., 6.9s, 1/1/23		Aaa	1,575,000	1,584,245
Phoenix, Indl. Dev. Auth. Govt. Office Lease Rev. Bonds (Capitol Mall, LLC II), AMBAC,
5s, 9/15/28		Aaa	1,000,000	1,051,640
Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun YMCA), 2.32s, 1/1/31 (SEG)		A-1+	4,400,000	4,400,000
Pima Cnty., G.O. Bonds, MBIA, 5s, 7/1/10		Aaa	3,215,000	3,471,425

Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	125,000	126,665
Pima Cnty., Indl Dev. Auth. Single Fam. Mtge. Rev. Bonds, Ser. B, FHLMC Coll., FNMA
Coll., GNMA Coll., 6.95s, 11/1/23	AAA	300,000	305,292
Pima Cnty., Unified School Dist. G.O. Bonds (No. 1 Tucson), FGIC, 7 1/2s, 7/1/08	Aaa	1,000,000	1,114,980
Prescott, Muni. Property Corp. Rev. Bonds, Ser. 2004, MBIA, 5s, 7/1/29	Aaa	1,775,000	1,889,434
Scottsdale, G.O. Bonds (Projects 1999 & 2000)
5s, 7/1/24	Aaa	510,000	540,019
5s, 7/1/24 (Prerefunded)	Aaa	990,000	1,080,595
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Memorial Hosp.), Ser. A, AMBAC, 6 1/8s, 9/1/17	Aaa	1,000,000	1,072,410
(Scottsdale Hlth. Care), 5.8s, 12/1/31	A3	500,000	543,015
(Scottsdale Hlth. Care), 5.7s, 12/1/21	A3	1,000,000	1,089,770
Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	BBB+	960,000	991,930
South Campus Group, LLC Student Hsg. Rev. Bonds (AZ State U. South Campus),
MBIA
5 5/8s, 9/1/28	Aaa	1,250,000	1,403,113
5 5/8s, 9/1/23	Aaa	640,000	724,038
Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28	Aaa	2,200,000	2,332,704
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds (Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	200,000	207,044
Tucson, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Christian Care), Ser. A, 6s, 7/1/30	AA	1,000,000	1,101,080
U. of AZ, COP (U. of AZ Parking & Student Hsg.), AMBAC, 5 3/4s, 6/1/24	Aaa	2,000,000	2,190,700
U. of AZ, Rev. Bonds, FSA, 5 1/4s, 6/1/08	Aaa	1,500,000	1,585,920
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 6s, 8/1/33
	Baa2	1,000,000	1,078,780
			90,476,795

Puerto Rico (4.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, MBIA, 5 1/2s, 7/1/29	AAA	500,000	611,845
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A, FSA, 5 1/2s, 8/1/23	Aaa	2,000,000	2,177,420
PR Elec. Pwr. Auth. Rev. Bonds, Ser. RR, FGIC, 5s, 7/1/24	Aaa	1,000,000	1,088,970
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,090,600
			4,968,835

Virgin Islands (0.8%)
VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/31	Baa3	845,000	853,273

TOTAL INVESTMENTS

Total investments (cost $90,060,335) (b)			$96,298,903

Putnam Arizona Tax Exempt Income Fund
FUTURES CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation
	contracts	Value	date
U.S. Treasury Note 10 yr (Short)	20	$2,258,438	Sep-05	$31,912

NOTES

(a) Percentages indicated are based on net assets of $101,908,559.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $90,060,335, resulting in gross unrealized appreciation and depreciation of $6,279,910 and $41,342, respectively, or net unrealized appreciation of $6,238,568.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2005.

The rates shown on VRDN are the current interest rates at August 31, 2005.

The fund had the following industry group concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

Health care	13.1%
Education	12.9

The fund had the following insurance concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

MBIA	25.6%
AMBAC	13.1
FGIC	13.1
FSA	12.5

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest, or swaps, to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005